Segment and Geographic Information - Schedule of Revenue From External Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 35,518,790	$ 45,477,926	$ 42,622,650
Commodities Brokerage Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers		49,960	2,588,426
Financial Information And Advisory Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	10,674,164	14,891,267	10,271,822
Advertising Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	8,310,150	7,312,947	3,588,499
Hong Kong Brokerage Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	15,799,347	22,343,950	25,281,733
Others
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 735,129	$ 879,802	$ 892,170